Selected Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2017
Selected Financial Statement Information
Schedule of property and equipment

	December 31,	December 31,
(in thousands)	2017	2016
Medical Equipment	$629,193	$618,052
Less: Accumulated depreciation	(467,236)	(441,182)
Medical equipment, net	161,957	176,870
Leasehold improvements	19,986	15,485
Office equipment and vehicles	85,355	79,361
	105,341	94,846
Less: Accumulated depreciation and amortization	(69,284)	(63,067)
Property and office equipment, net	36,057	31,779
Total property and equipment, net	$198,014	$208,649

Property and equipment financed under capital leases, net	$17,661	$16,715

Schedule of goodwill by reporting segment

	Medical	Clinical
	Equipment	Engineering	Surgical
(in thousands)	Solutions	Solutions	Services	Total
Balance at December 31, 2016	$227,486	$62,826	$53,454	$343,766
Acquisitions	—	203	2,199	2,402
Balance at December 31, 2017	$227,486	$63,029	$55,653	$346,168

Schedule of other intangible assets

	December 31, 2017				December 31, 2016
		Accumulated				Accumulated
(in thousands)	Cost	Amortization	Impairment	Net	Cost	Amortization	Impairment	Net
Finite-life intangibles
Customer relationship	$125,828	$(105,911)	$—	$19,917	$122,109	$(97,704)	$—	$24,405
Supply agreement	26,000	(26,000)	—	—	26,000	(25,274)	—	726
Non-compete agreements	2,101	(1,197)	—	904	1,758	(856)	—	902
Trade names	238	(238)	—	—	238	—	—	238
Total finite-life intangibles	154,167	(133,346)	—	20,821	150,105	(123,834)	—	26,271
Indefinite-life intangibles
Trade names	166,000	—	(34,900)	131,100	166,000	—	(34,900)	131,100
Total intangible assets	$320,167	$(133,346)	$(34,900)	$151,921	$316,105	$(123,834)	$(34,900)	$157,371

Schedule of estimated future amortization expense for identifiable intangible assets

(in thousands)
2018	$7,594
2019	5,005
2020	2,765
2021	2,106
2022	1,376